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                                                     OMB APPROVAL
                  UNITED STATES                      -----------------------
       SECURITIES AND EXCHANGE COMMISSION            OMB Number: 3235-0456
              Washington, D.C. 20549                 Expires: July 31, 2006
                                                     Estimated average burden
                   FORM 24F-2                        hours per response........2
       ANNUAL NOTICE OF SECURITIES SOLD              ---------------------------
            PURSUANT TO RULE 24F-2


   Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:
                                   Forum Funds
                                   Two Portland Square
                                   Portland, Maine 04101

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

                                   Adams Harkness Small Cap Growth Fund
                                   Jordan Opportunity Fund
                                   Polaris Global Value Fund
                                   Winslow Green Growth Fund

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3.    Investment Company Act File Number:                  811-3023

      Securities Act File Number:                          2-67052


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4(a). Last day of fiscal year for which this Form is filed:

                                                         December 31, 2005



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4(b). [ ] Check  box if this  Form is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



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4(c). [ ] Check box if this is the last  time the  issuer  will be  filing  this
     Form.



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5. Calculation of registration fee:




     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                                                ----------------------------------
                                                                                                                        $303,370,077
                                                                                                  ----------------------------------

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                          -------------------
                                                                                 $66,724,440
                                                                         -------------------

     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission:                                           -------------------
                                                                                          $0
                                                                         -------------------

                                                                                                  ----------------------------------
     (iv)   Total available redemption credits [add Items 5(ii)                           -                              $66,724,440
            and 5(iii)].                                                                          ----------------------------------

     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                                 ----------------------------------
                                                                                                                        $236,645,637
                                                                                                  ----------------------------------
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     (vi)   Redemption credits available for use in future years                           $0
            -- if Item 5(i) is less than Item 5(iv) [subtract Item        -------------------
            5(iv) Item 5(i)]:
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     (vii)  Multiplier for determining registration fee (See
            Instruction C.9):                                                                     ----------------------------------
                                                                                                                          $0.0001070
                                                                                                  ----------------------------------
     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)](enter "0" if no fee is due):                                                  ----------------------------------
                                                                                                 =                           $25,322
                                                                                                  ==================================

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

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                 Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                 Not applicable


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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                              ----------------------------------
                                             +                                $0
                                              ----------------------------------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                              ----------------------------------
                                             =                           $25,322
                                              ----------------------------------


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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository: March 22, 2006

     Method of Delivery:
                                      [ x]    Wire Transfer
                                      [  ]     Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*             /s/ Jonathan Rosen
                                      ------------------------------------
                                      Jonathan Rosen
                                      Assistant Treasurer

Date:                                 March 23, 2006

  *Please print the name and title of the signing officer below the signature.


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